Organization and Basis of Presentation (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2015	Dec. 31, 2014
Talon OP, L.P.
Real Estate Properties [Line Items]
Parent ownership percentage	100.00%		64.50%
Talon Real Estate, LLC
Real Estate Properties [Line Items]
Parent ownership percentage	100.00%
Talon Real Estate Holding Corp
Real Estate Properties [Line Items]
Recapitalization to show shares from formation transaction	15,140,222
5130 Industrial Street, LLC
Real Estate Properties [Line Items]
Parent ownership percentage	49.00%	49.00%
Noncontrolling ownership percentage	51.00%
Contingent shares issuable to acquire remaining 51% of Talon Real Estate, LLC	2,820,810
Common stock issued for contributions from holders	13,540,190
Talon Bren Road LLC
Real Estate Properties [Line Items]
Parent ownership percentage		100.00%
Talon First Trust, LLC
Real Estate Properties [Line Items]
Parent ownership percentage		100.00%